COMMITMENTS AND CONTIGENCIES (Details Narrative) - Jun. 30, 2025 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Litigation liabilities	$ 6,070	¥ 43,540
Accounts payable	3,220	23,130
Accrued legal expenses	$ 2,840	¥ 20,410